INCOME TAXES (Details 3) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Tax loss carry-forwards	$ 151,886	$ 118,975
Provision for credit loss	21,186	20,556
Inventory provision	344,629	299,901
Lease liability	585,767	601,051
Net deferred tax liabilities offset	(937,850)	(925,396)
Valuation allowance	(69,692)	(115,087)	$ (63,346)
Total deferred tax assets	95,926
Deferred tax liabilities:
Investment Income	(1,018,560)	(1,284,142)
Operating right-of-use assets	(578,261)	(598,864)
Net deferred tax assets offset	937,850	925,396
Total deferred tax liabilities	$ (658,971)	$ (957,610)